As filed with the U.S. Securities and Exchange Commission on August 12, 2005

                                                             File No. 333-121799

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No. [ ]

                        Post-Effective Amendment No. [2]

                     AXA ENTERPRISE MULTIMANAGER FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of Principal Executive Offices)

                                 (212) 554-1234
                  (Registrant's Area Code and Telephone Number)

                                 STEVEN M. JOENK
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and Address of Agent for Service)

                                 With copies to:

        PATRICIA LOUIE, ESQ.                       ARTHUR J. BROWN, ESQ.
AXA Equitable Life Insurance Company         Kirkpatrick & Lockhart Nicholson
     1290 Avenue of the Americas                      Graham LLP
      New York, New York 10104                 1800 Massachusetts Ave., NW
                                                        2nd Floor
                                                   Washington, DC 20036


This Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A, Class B, Class C and Class Y shares of beneficial interest in the series of the Registrant designated as the AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Core Bond Fund.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 811-10507 and 333-70752).

                     AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     Cover Sheet

     Contents of Registration Statement

     Letter to Shareholders*

     Notice of Special Meeting*

     Part A - Proxy Statement/Prospectus*

     Part B - Statement of Additional Information*

     Part C - Other Information

     Signature Page


* Incorporated by reference from Registrant's Registration Statement on Form N-14 (File No. 333-121799) as filed with the SEC on December 30, 2004 and subsequently filed in definitive form pursuant to Rule 497 on February 18, 2005.

                                EXPLANATORY NOTE

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinion of Kirkpatrick & Lockhart Nicholson Graham LLP on Tax Matters (Exhibit 12) for the reorganization of the Enterprise Total Return Fund, a series of The Enterprise Group of Funds, Inc., into the AXA Enterprise Multimanager Core Bond Fund, a series of the Registrant.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

         Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

         All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

         SECTION 2. INDEMNIFICATION OF COVERED PERSONS. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

         SECTION 3. INDEMNIFICATION OF SHAREHOLDER. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

         SECTION 5. AMENDMENTS. . . . Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification  referenced  in  Article  VIII,  Section  2  hereof  as provided in the By-Laws  with  respect to any actions or  omissions  of
         Persons covered thereby prior to such amendment. . . .

         SECTION 7. APPLICABLE LAW. (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. . .. (b) Notwithstanding the first sentence of Section 7(a) of this Article IX, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: . . . (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust.

Article X of the By-Laws of the Registrant states:

         SECTION 3. ADVANCE PAYMENT OF INDEMNIFIABLE EXPENSES. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 2. D. of the Registrant's Investment Management Agreement states:

         LIMITATIONS ON LIABILITY. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager's undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Sections 5. A. and 5. B. of each of the Registrant's Investment Advisory Agreements state:

         A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, members or employees (its "Affiliates") shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended ("1933 Act")) (collectively, "Manager Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Allocated Portion or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by the Adviser Indemnitees (as defined below) for use therein.

         B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Allocated Portion, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in
         Section 15 of the 1933 Act) (collectively, "Adviser Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

Article Tenth of each of the Registrant's Distribution Agreements states:

         In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Distributor, the Trust on behalf of the Fund agrees to indemnify the Distributor against any and all claims, demands, liabilities and expenses which the Distributor may incur under the 1933 Act, or common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in any Registration Statement or prospectus of a Fund, or any omission to state a material fact therein, the omission of which makes any statement contained therein misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust or the Fund in connection therwith by or on behalf of the Distributor. The Distributor agrees to indemnify the Trust and the Fund against any and all claims, demands, liabilities and expenses which the Trust or a Fund may incur arising out of or based upon any act or deed of the Distributor or its sales representatives which has not be authorized by the Trust or a Fund in its prospectus or in this Agreement.

         The Distributor agrees to indemnify the Trust and the Fund against any and all claims, demands, liabilities and expenses which the Trust or a Fund may incur under the 1933 Act, or common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in any Registration Statement or prospectus of a Fund, or any omission to state a material fact therein if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust or a Fund in connection therewith by or on behalf of the Distributor.

         Notwithstanding any other provision of this Agreement, the Distributor shall not be liable for any errors of the Fund's transfer agent(s), or for any failure of any such transfer agent to perform its duties.

Number 6 of the Registrant's Mutual Funds Service Agreement states:

         (a) AXA Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on AXA Equitable's part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party's) duties or from reckless disregard by AXA Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to Section 10 below, AXA Equitable's (or such third party's) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA
         Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

         (b) Except to the extent that AXA Equitable may be held liable pursuant to Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

             (i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

             (ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

             (iii) the Trust's refusal or failure to comply with the terms of this Agreement or the Trust's lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

             (iv) the breach of any representation or warranty of the Trust hereunder;

             (v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

             (vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

             (vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

             (viii) any failure of the Trust's registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust's prospectus;

             (ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

             (x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

         The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

Number 12(a)(iii) of the Registrant's Global Custody Agreement states:

         (A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the "Indemnitees") harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees ("Losses") that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank's performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it believes in good faith to have been validly executed.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

         (1)(a)(i)   Agreement and Declaration of Trust of Registrant.(1)

            (a)(ii)  Certificate of Trust of Registrant.(1)

            (a)(iii) Certificate  of  Amendment  to  Certificate  of   Trust  of
                     Registrant.(5)

         (2)         By-laws of Registrant.(1)

         (3)         None other than  provisions contained in Exhibit (a)(1) and
                     (b).


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         (4)         Agreement and Plan of Conversion and  Termination; filed as
                     Exhibit A to the Combined Proxy Statement and Prospectus set forth as Part A to the Registration Statement on Form N-14.

         (5)         Not Applicable.

         (6)(a) Investment Management Agreement between Registrant and AXA Equitable Life Insurance Company ("AXA Equitable") dated as of November 30, 2001.(3)

         (6)(b) Amended and Restated Investment Advisory Agreement between AXA Equitable and Firsthand Capital Management, Inc. ("Firsthand") dated as of July 31, 2003 with respect to XA Enterprise Multimanager Technology Fund ("AXA Technology Fund").(4)

         (6)(c) Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between AXA Equitable an Firsthand with respect to AXA Technology Fund.
                     (4)

         (6)d) Amended and Restated Investment Advisory Agreement between AXA Equitable and Wellington dated as of August 18, 2003 with respect to AXA Technology Fund. (4)

         (6)(e) Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between AXA Equitable and Wellington with respect to AXA Technology Fund.(4)

         (6)(f) Amended and Restated Investment Advisory Agreement between AXA Equitable and RCM Capital Management LLC ("RCM") dated as of July 31, 2003 with respect to AXA Technology Fund.
                     (4)

         (6)(g) Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreemen between AXA Equitable and RCM with respect to AXA Technology Fund.(4)

         (6)(h) Amended and Restated Investment Advisory Agreement between AXA Equitable and BlackRock Advisors, Inc. dated as of August 18, 2003 with respect to AXA Equitable Multimanager Core Bond Fund ("AXA Bond Fund").(4)

         (6)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and Pacific Investment Management Company LLC dated as of July 31, 2003 with respect to AXA Bond Fund.
                     (4)

         (7)(a)(i) Distribution Agreement between Registrant and AXA Advisors LLC ("AXA Advisors") dated as of November 30, 2001.(1)

         (7)(a)(ii)  Amended and   Restated   Distribution   Agreement   between
                     Registrant and AXA Advisors dated December 10, 2004. (5)

         (7)(b)(i)   Distribution Agreement  between  Registrant  and  Equitable
                     Distributors,   Inc.  ("EDI")  dated  as  of  November  30,
                     2001.(1)

         (7)(c)(i)   Distribution   Agreement   between   Registrant   and   AXA
                     Distributors LLC ("AXA Distributors") dated as of November 30, 2001.(1)

         (7)(c)(ii)  Amended and   Restated   Distribution   Agreement   between
                     Registrant and AXA Distributors dated December 10, 2004.(5)

         (7)(d) Distribution Agreement between Registrant and Enterprise Fund Distributors, Inc. ("EFD") dated December 10, 2004.(5)

         (7)(d)(i) Amendment No. 1 to the Distribution Agreement between Registrant and EFD.(9)

         (8)         Not applicable.

         (9)(a)(i) Global Custody Agreement between Registrant and JPMorgan Chase Bank ("JPMorgan Chase") dated as of December 31, 2001.(2)

            (a)(ii) Amendment No. 1 dated as of January 3, 2005 to Global Custody Agreement between Registrant and JPMorgan Chase Bank dated as of December 31, 2001.(9)

            (a)(iii) Amendment  No.  2  to  Global  Custody   Agreement  between
                     Registrant and JPMorgan Chase Bank dated as of December 31, 2001.(10)

         (10)(a)(i) Distribution Plan pursuant to Rule 12b-1 with respect to Class A shares of the Registrant.(5)

             (a)(ii) Distribution Plan  pursuant  to Rule 12b-1 with  respect to
                     Class B and Class C shares of the Registrant.(1)

             (b)(i) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940.(1)

             (b)(ii) Amended and Restated Plan Pursuant  to Rule 18f-3 under the
                     Investment Company Act of 1940.(5)

         (11)        Legal Opinion  of Kirkpatrick & Lockhart  Nicholson  Graham
                     LLP  regarding  the  legality  of  the   securities   being
                     registered.(8)

         (12) Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP as to tax matters--(filed herewith).

         (13)(a) Mutual Funds Service Agreement between Registrant and AXA Equitable dated as of November 30, 2001.(1)

             (b)(i) Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable effective as of June 1, 2002.(2)

             (b)(ii) Amendment No. 1 dated as of  January 3, 2005 to the Amended
                     and   Restated   Expense   Limitation   Agreement   between
                     Registrant and Equitable dated as of June 1, 2002.(8)

             (b)(iii)Amendment  No. 2  to  the  Amended  and  Restated  Expense
                     Limitation Agreement between Registrant and Equitable dated as of June 1, 2002.(10)

             (c) Form of Transfer Agency Services Agreement between Registrant and Boston Financial Data Services, Inc., a division of State Street Bank and Trust Company dated as of December 13, 2004.(5)

         (14)        Consent   of    PricewaterhouseCoopers    LLP,   registered
                     independent public accounting firm.(8)

         (15)        Not Applicable.

         (16)(a)     Revised Powers of Attorney.(2)

         (17)        Additional Exhibits

                     (a) Proxy Card.(6)

------------------

     (1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 5, 2001 (File No. 333-70752).

     (2) Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on December 19, 2002 (File No. 333-70752).

     (3) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on February 20, 2003 (File No. 333-70752).

     (4)  Incorporated herein by reference to Post-Effective  Amendment No. 6 to
          Registrant's  Registration Statement on Form N-1A filed on    December
          22, 2003 (File No. 333-70752).

     (5) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on December 30, 2004 (File No. 333-70752).

     (6) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed on January 18, 2005 (File No. 333-70752).

     (7)  Incorporated   herein  by  reference  to   Registrant's   Registration
          Statement   on  Form  N-14  filed  on  December 30, 2004  (File  No.
          333-121799).

     (8) Filed previously in Registrant's Registration Statement on Form N-14, as filed on December 30, 2004 (File No. 333-121799).

     (9) Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on February 25, 2005 (File No. 333-70752).

     (10) Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on April 1, 2005 (File No. 333-70752).



ITEM 17.  UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 12th day of August, 2005 and certifies that this Post-Effective Amendment No. 2 to the Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act.

                               AXA Enterprise Multimanager Funds Trust

                               By: /s/ Steven M. Joenk
                                  ----------------------------------------------
                                  Steven M. Joenk
                                  Trustee, President and Chief Executive Officer

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                               DATE

Steven M. Joenk                   Trustee, President and         August 12, 2005
----------------------------      Chief Executive Officer
Steven M. Joenk


/s/ Gerald C. Crotty*              Trustee                       August 12, 2005
----------------------------
Gerald C. Crotty


/s/ Barry Hamerling*               Trustee                       August 12, 2005
----------------------------
Barry Hamerling


/s/ Cynthia R. Plouche*           Trustee                        August 12, 2005
----------------------------
Cynthia R. Plouche


/s/ Raymond L. Solomon*            Trustee                       August 12, 2005
----------------------------
Raymond L. Solomon


/s/ Kenneth T. Kozlowski*         Chief Financial Officer       August 12, 2005
----------------------------
Kenneth T. Kozlowski


* By: /s/ Steven M. Joenk
      -----------------------------------
      Steven M. Joenk
      (Attorney-in-Fact)

                                  Exhibit Index


(12) Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP as to tax matters